Exhibit 99.5

EXECUTIVE SUMMARY
THIRD PARTY DUE DILIGENCE REVIEW

Overview

Maxwell Diligence Solutions, LLC (“MaxDiligence”), a third-party due diligence provider, performed the review described below on behalf of its client, Santander Bank, N.A. The review included a total of 2 newly originated residential mortgage loans, in connection with the securitization identified as SAN 2025-NQM1 (the “Securitization”). The review began on May 2024 and concluded on July 2024.

Scope of Review

Credit Review

MaxDiligence performed a “Credit Review” to verify compliance with guidelines in effect at the time of loan origination, or other guidelines provided by Client prior to review, and ensure the characteristics used by the underwriter are supported by the file documentation; and determine whether any loans outside of those guidelines contain legitimate and approved exceptions with compensating factors.

The credit review included the following (collectively, the “Credit Review”):

1.	Review Initial & Final Application

a.	Check application for completeness. Determine whether the information in the preliminary Loan application, final application, and all credit documents is consistent or reconciled.
b.	Validate Social Security/Taxpayer Identification number is valid
c.	Compare data on final form 1003 with the data from verifications
d.	Form is Complete, Signed, Dated, on or before loan consummation date, and NMLS is complete

2.	Review AUS Decision and Approval Conditions

a.	Underwriting decision is supported (manual underwrite credit conditions have been satisfied prior to closing the approved Loan package)
b.	Validation of income calculations
c.	Validation of assets/funds to close

d.	Validation of DTI calculations
e.	Validation of LTV calculations
f.	Validation of payment shock calculations if applicable

3.	Review Occupancy/Red Flags

a.	Occupancy is supported
b.	Red Flags adequately addressed

4.	Verification of Borrower Original and Audit Credit Report (if applicable)

a.	Validate names, social security number(s), and addresses
b.	AKA’s investigated and cleared
c.	Validate credit inquiries within 90 days have been properly addressed
d.	Acceptable credit history and credit score requirements

5.	Reviews Fraud Report to compare vs loan documentation:

a.	Validates Social Security number and year issued
b.	Verifies address information associated with the Borrower (s)
c.	Confirms OFAC clearances
d.	Reveals any potential bankruptcy filings

6.	Review of Borrower Employment, Income, and Asset Information

a.	Employment
i.	Compare for conflicting information
ii.	Check dates for document expiration
iii.	Complete forms and documentation
iv.	Evaluate history and stability of employment

b.	Income
i.	Review employment and income by analyzing income documents and comparing against re-verification documents
ii.	W-2s and Paystubs, if applicable
iii.	Transcripts (as applicable) support income
iv.	Tax Returns and Profit and Loss Statements, as applicable
v.	Bank Statements or other Alternate Income documents as required by the guidelines
vi.	Consistent/Continuing Employment, if applicable

c.	Assets

i.	Confirm adequate funds to cover required down payment and closing costs and reserves
ii.	Check dates for document expiration
iii.	Sufficient funds were sourced and seasoned
iv.	Gift funds verified and met guidelines

7.	Review Sales Contract

a.	Complete and executed
b.	Earnest Money Deposit verified
c.	Parties are consistent
d.	Seller contributions are within guidelines

8.	Hazard and Flood (if applicable)

a.	Verify sufficient coverage
b.	Verify coverage is for subject
c.	Validate all premiums are included in DTI and any required upfront premium is paid

9.	Mortgage Insurance (if applicable)

a.	Certificate in file
b.	Sufficient Coverage
c.	Premium indicated and included in DTI

10.	Review Title Commitment/Policy

a.	Vesting correct
b.	Lien position
c.	Legal description
d.	Validate no encumbrances

11.	Review Closing Documents

a.	Review security documents to ensure the Loan was closed in accordance with approval and with all required signatures and NMLS identifiers
b.	Correct and complete instruments
c.	Closing Disclosure
d.	Right to Cancel (if applicable)

12.	Qualified Mortgage / Ability-to-Repay Review

Loans with application dates after January 10, 2014 are subject to the Qualified Mortgage (“QM”) rule and the Ability to Repay (“ATR”) rule under Regulation Z – the Truth in Lending Act. For these Loans, Service Provider will (a) Confirm that the originator/aggregator provided a QM designation, and (b) review the Loan for the eight (8) Key Underwriting Factors below that are required pursuant to the ATR rule.

a.	Sections 1411 and 1412 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) amending TILA, as implemented by Regulation Z, 12 C.F.R. 1026.43, excluding investment properties, as set forth below:
i.	The general Ability to Repay (ATR) underwriting standards (12 C.F.R. 1026.43(c)) as evaluated based on the applicable investor guidelines;
ii.	Refinancing of non-standard mortgages (12 C.F.R. 1026.43(d));
iii.	Qualified Mortgages (QM) (12 C.F.R. 1026.43(e) (including qualified mortgages as separately defined by the Department of Housing and Urban Development (24 C.F.R. 201 and 203 et seq.), and the Department of Veterans Affairs (38 C.F.R. Part 36 et seq.); and
iv.	Balloon-payment qualified mortgages made by certain creditors (12 C.F.R. 1026.43(f)).

b.	Service Provider will review applicable mortgage loans for compliance with the ATR and QM rule requirements based upon each mortgage loan’s originator designation of QM, Non-QM, or exempt from ATR. (Service Provider determines the mortgage loan’s status under the ATR or QM rule requirements and assigns a due diligence mortgage loan designation. Generally, Service Provider notes as a material exception if the due diligence findings do not confirm the originator’s mortgage loan designation. Additionally, Service Provider notes if an originator mortgage loan designation was not provided.

c.	Service Provider utilizes the following designations for applicable loans: QM designations: QM Safe-Harbor, Temporary QM, Non-QM, QM Rebuttal Presumption and ATR Designations: ATR Compliant, ATR Exempt and ATR Fail.

d.	With respect to QM (Safe Harbor and Higher-priced) designated mortgage loans, Service Provider reviews the mortgage loan to determine whether, based on available information in the mortgage loan file: (i) the mortgage loan contains risky mortgage loan features and terms (e.g. an interest only feature or negative amortization), (ii) the “points and fees” exceed the applicable QM threshold, (iii) the monthly payment was calculated appropriately, (iv) the creditor considered and verified income or assets at or before consummation, (v) the creditor appropriately considered debt obligations, alimony and child support, and (vi) at the time of consummation, if the debt-to-income ratio exceeds 43% (calculated in accordance with Appendix Q to Regulation Z). This portion of the Review includes a recalculation of all income and liabilities with attention to the appropriate documentation of each source.

e.	If a mortgage loan was designated as QM, Service Provider reviews the mortgage loan to determine whether, based on available information in the mortgage loan file, if the mortgage loan satisfied (i), (ii) and (iii) in the preceding paragraph.

f.	For each QM designated mortgage loan that satisfied the applicable requirements enumerated above, Service Provider then determines whether the mortgage loan is a Safe Harbor QM or QM Rebuttable Presumption by comparing the mortgage loan’s actual annual percentage rate, as recalculated, to the applicable average prime offer rate plus a certain applicable percentage. The Review also includes determining, as applicable, whether a mortgage loan is a qualified mortgage as defined by the Department of Housing and Urban Development (24 C.F.R. 201 and 203 et seq.), and the Department of Veterans Affairs (38 C.F.R. Part 36 et seq.).

g.	For each QM designated mortgage loan that does not satisfy the applicable requirements enumerated above, Service Provider then determines whether the mortgage loan complies with the ATR rule consideration and verification requirements, as defined within the applicable underwriting guidelines, and provides a due diligence designation of Non-QM indicating compliant, ATR risk indicating it may not be compliant, or ATR Fail, indicating it is non-compliant.

h.	Service Provider reviews the mortgage loan to determine whether, based on available information in the mortgage loan file, the creditor considered, as applicable, the following eight underwriting factors, and will verify such information using reasonably reliable third-party records, at or before consummation:
i.	Income / Assets - Recalculate borrower(s)’s monthly gross income, and validate funds required to close and required reserves, to Confirm that the borrower has current or reasonably expected income or assets (other than the value of the property that secures the Loan) that the borrower will rely on to repay the Loan.
•	Review Loan documentation for required level of income and asset verifications.
ii.	Employment - Review file documentation for required level of employment
iii.	Monthly Mortgage Payment: Confirm that the correct program, qualifying rate, and terms were used to calculate projected monthly mortgage payment.
iv.	Simultaneous Loans - Ensure that all concurrent Loans were included in the debt-to-income ratio (“DTI”) calculation, to properly assess the ability to repay.
v.	Mortgage-Related Obligations - Validate that the subject Loan monthly payment calculation includes principle, interest, taxes, and insurance (“PITI”), as well as other costs related to the property such as homeowners’ association (“HOA”) fees, private mortgage insurance (“PMI”), ground rental fees, etc.

vi.	Debts / Obligations - Validate monthly recurring non-mortgage-related liabilities
vii.	DTI / Residual Income - Validate debt-to-income ratio (DTI), or “residual income,” based upon all mortgage and non-mortgage obligations, calculated as a ratio of gross monthly income, based on documentation provided in the file.
viii.	Credit History - Review credit report for credit history and required credit depth, including any / all inquiries, and Determine a representative credit score from the credit report

Property Review

MaxDiligence performed a “Property Review,” which included the following:

1.	Property Review

a.	Review will include a review of the valuation materials utilized during the origination of the loan and in confirming the value of the underlying property. The review will include verifying the appraisal report:

b.	On the appropriate GSE form:
i.	All elements of appraisal are present
ii.	Ensure all applicable Loan documents match appraisal information
iii.	Property is acceptable collateral for Loan program
iv.	Completed by an appraiser that was actively licensed to perform the valuation
v.	Completed such that the named client on the appraisal report is the lender or a related entity that is permitted to engage the lender per Title XI of FIRREA, or if the appraisal was performed for another lender, the file contains a transfer letter from the original lender
vi.	The original appraisal report is made and signed prior to the final approval of the mortgage loan application; Any revisions, if made known to MaxDiligence, to the original report are documented and dated completed and dated within the guideline’s restrictions,
vii.	The original appraisal is ‘As is' or Inspection received including all inspections, licenses, and certificates (including certificates of occupancy) to be made or issued with respect to all occupied portions of the mortgaged property and with respect to the use and occupancy of the same, have been made or obtained from the appropriate authorities.
viii.	Determine whether the appraised value is supported at or within 10% variance based on a third-party valuation product. If a third-party valuation product is in file but notes a variance above 10% or an inconclusive value, MaxDiligence will recommend a BPO or field review be ordered.

ix.	With regard to the use of comparable properties, review will (a) review the relative comparable data (gross and net adjustments, sale dates and distance from subject property) and ensure that such comparable properties are within standard appraisal guidelines; (b) confirm the property value and square footage of the subject property was bracketed by comparable properties, (c verify that comparable properties used are similar in size, style, and location to the subject, and (d) check for the reasonableness of adjustments when reconciling value between the subject property and comparable properties.
x.	Other aspects of the review include (i) verifying that the address matched the mortgage note, ((ii) if requested, noting whether the property zip code was declared a FEMA disaster area after the valuation date and notifying the Client of same, (iii) confirming the appraisal report does not include any apparent environmental problems, (iv) confirming the appraisal notes the current use of the property is legal or legal non-conforming (grandfathered), (v) reviewing pictures to ensure (a) that the property is in average or better condition and any repairs are noted where required and (b) that the subject property is the one for which the valuation was ordered and that there are no negative external factors; and (vi) confirming that the value product that was used as part of the origination decision conforms with rating agency requirements.

c.	If more than one valuation was provided, reviewer will confirm consistency among the valuation products and if there are discrepancies that could not be resolved, MaxDiligence will create an exception and work with the client on the next steps which may include ordering of additional valuation products such as collateral desktop analyses, broker’s price opinions, and full appraisals. If the property valuation products included in the review result in a variance of more than 10% then the client will be notified of such variance.

d.	MaxDiligence will confirm to the extent possible, that the appraiser and the appraisal made by such appraiser both satisfied the requirements of Title XI of FIRREA. Specifically, MaxDiligence will review the appraisal for conformity to industry standards, including ensuring the appraisal was complete, that the comparable properties and adjustments were reasonable and that pictures were provided and were accurate.

e.	In addition, MaxDiligence will access the ASC database to verify that the appraiser, and if applicable the appraiser’s supervisor, were licensed and in good standing at the time the appraisal was completed.

Compliance Review

MaxDiligence performed a “Compliance Review” below, which is applicable to Loans originated on or after October 3, 2015, which are subject to the TILA/RESPA Integrated Disclosure Rule (“TRID”).

With regard to TRID testing, MaxDiligence implemented the TRID scope of review referenced within the Regulatory Compliance section (III) based on on (i) the SFA RMBS TRID Grid 4.0 Compliance Review Scope published by the Structured Finance Association (formerly SFIG) (the "SFA RMBS Compliance Review Scope") and (ii) outside counsel’s interpretations of the published regulations as of the date of review of each mortgage loan. MaxDiligence worked with outside counsel and continues to obtain updated interpretations relative to the informal guidance provided by the Consumer Financial Protection Bureau (“CFPB”) which has caused alterations in the review scope and severity of TRID related exceptions, including applicable cures. (This will continue as necessary as additional guidance becomes available, as well as any future rulemaking.) While MaxDiligence continues to make a good faith effort to identify material TRID exceptions and apply the appropriate grading, the implementation of new regulations (including TRID) that impact residential mortgages carries certain interpretive risk and continues to evolve, impacting the review scope and exception severity.

1.	Loan Estimates (“LEs”)

a.	Review the Initial LE and confirm (i) the correct form was used; (ii) all sections of the Initial LE are completed; and (iii) the Initial LE accurately reflects the information provided to Service Provider
b.	If there is a Revised LE, confirm (i) that there is a “valid reason” for the Revised LE; and (ii) that the Revised LE was issued within three (3) days of the change.
c.	Determine which LE in the file is the “final binding” LE for the purpose of Tolerance Testing. A Revised LE that is issued after the CD, or that does not state a valid reason will not be used for the purposes of Tolerance Testing. All revised LEs issued to the consumer will be reviewed for accuracy of terms.
d.	Confirm initial LE was delivered within three (3) Business Days from the application date, and at least seven (7) Business Days prior to the consummation date.
e.	Confirm revised LE was delivered within three (3) Business Days from date of the “valid reason” giving rise to the Revised LE, and at least four (4) Business Days prior to the consummation date.
f.	Confirm that certain sections of each LE determined to carry assignee liability were accurately completed and that information was reflected in the appropriate locations

2.	Closing Disclosures (“CDs”)

a.	Review the CD review and confirm (i) the correct form was used; (ii) all sections of the CD are completed; and (iii) the CD accurately reflects the information provided to Service Provider.
b.	If a subsequent CD is issued, confirm (i) that there was a valid reason for the change; (ii) that the CD was issued within three (3) days of the change; and (iii) whether the reason for the change requires a new 3-day waiting period prior to the consummation date.
c.	Confirm Initial CD, and any subsequent CD with material changes (i.e. changes that require a new waiting period), was received at least three (3) Business Days prior to the consummation date. With respect to applicable exception remediation measures for numerical exceptions, confirm that a letter of explanation, as well as a refund as applicable, was delivered or placed in the mail no later than 60 days after discovery of the exception establishing the need for a revised CD or with respect to exception remediation measures for non-numerical exceptions, that a corrected CD was delivered or placed in the mail no later than 60 days after consummation.

3.	Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below:

Rescission

a.	Failure to provide the right of rescission notice;
b.	failure to provide the right of rescission notice in a timely manner and to the correct consumer(s);
c.	errors in the right of rescission notice;
d.	failure to provide the correct form of right of rescission notice;
e.	failure to provide the three (3) Business Day rescission period; and
f.	any material disclosure violation on a rescindable loan that gives rise to the right of rescission under TILA, which means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, the HOEPA disclosures;

4.	Tolerance Testing. Compare the fees disclosed in the final binding LE to those in the final CD, and confirm that final CD fees are within the permitted tolerances. Confirm the total of payments are considered accurate as defined by Regulation Z. Confirm Finance Charge tolerances are correct.

5.	Subsequent Changes. Review the file to determine (i) whether there is evidence that certain changes or errors (per the regulation) were discovered subsequent to closing, (ii) and whether the Loan originator followed the prescribed cure. Test for evidence such as a copy of the refund check, or a corrected, post-consummation CD (“PCCD”), and iii) with respect to applicable exception remediation measures for numerical exceptions, confirm that a letter of explanation, as well as a refund as applicable, was delivered or placed in the mail no later than 60 days after discovery of the exception establishing the need for a revised CD or with respect to exception remediation measures for non-numerical exceptions, that a corrected CD was delivered or placed in the mail no later than 60 days after consummation.

6.	Loan Toolkit (§1026.19):

a.	Confirm the presence of Your Home Loan Toolkit in the mortgage loan file or that the mortgage loan file contains documentary evidence that the disclosure was provided to the borrower; and
b.	Confirm Your Home Loan Toolkit was delivered or placed in the mail not later than three (3) Business Days after receipt of application.

7.	TILA

a.	High-cost Mortgage (§§1026.31, 32 and 33):

i.	Points and fees threshold test;
ii.	APR threshold test;
iii.	Prepayment penalty test; and
iv.	Compliance with the disclosure requirements, limitation on terms and prohibited acts or practices in connection with a high-cost mortgage.

b.	Higher-priced Mortgage Loan (§1026.35):

i.	APR threshold test; and
ii.	Compliance with the escrow account and appraisal requirements.

c.	With respect to brokered mortgage loans, the Prohibitions and Restrictions related to Loan Originator Compensation and Steering (§1026.36):

i.	Review relevant documentation to determine if compensation to a Loan Originator was based on a term of the transaction;
ii.	Review relevant document to determine if there was dual compensation; and
iii.	Review the presence of the mortgage loan option disclosure and to determine if the Steering Safe Harbor provisions were satisfied.

•	Note: Where available, Service Provider reviewed the relevant documents in the mortgage loan file and, as necessary, attempted to obtain the mortgage loan originator compensation agreement and/or governing policies and procedures of the mortgage loan originator. In the absence of the mortgage loan originator compensation agreement and/or governing policies and procedures, Service Provider’s review was limited to formal general statements of entity compliance provided by the mortgage loan originator, if any. These statements, for example, were in the form of a letter signed by the seller correspondent/mortgage loan originator or representations in the mortgage loan purchase agreement between the Client and seller correspondent;

d.	Homeownership counseling (§1026.36):

i.	Determine if the creditor obtained proof of homeownership counseling in connection with a mortgage loan to a first-time homebuyer that contains a negative amortization feature.

e.	Mandatory Arbitration Clauses (§1026.36):

i.	Determine if the terms of the mortgage loan require arbitration or any other non-judicial procedure to resolve any controversy or settle any claims arising out of the transaction.

f.	Prohibition on Financing Credit Insurance (§1026.36):

i.	Determine if the creditor financed, directly or indirectly, any premiums or fees for credit insurance in jurisdictions where it is prohibited.

g.	Nationwide Mortgage Licensing System (NMLS) & Registry ID on Loan Documents (§1026.36):

i.	Review for presence of mortgage loan originator organization and individual mortgage loan originator name and NMLSR ID, as applicable, on the credit application, note or mortgage loan contract, security instrument, Loan Estimate and Closing Disclosure; and
ii.	Verify the data against the NMLSR database, as available.

8.	RESPA:

a.	Additional RESPA/Regulation X Disclosures and Requirements (§1024.6, 15, 17, 20, and 33):

i.	Confirm the presence of the Servicing Disclosure Statement form in the mortgage loan file;
ii.	Verify the Servicing Disclosure Statement was provided to the borrower(s) within three (3) Business Days of application;
iii.	Confirm the presence of the Your Home Loan Toolkit/Special Information Booklet in the mortgage loan file or that the mortgage loan file contains documentary evidence that the disclosure was provided to the borrower;
iv.	Confirm the Your Home Loan Toolkit /Special Information Booklet was provided within three (3) Business Days of application;
v.	Confirm the presence of the CHARM booklet when applicable;
vi.	Confirm that the CHARM booklet was issued within three (3) Business Days of application;

vii.	Confirm the presence of the Affiliated Business Arrangement Disclosure in the mortgage loan file in the event the lender has affiliated business arrangements;
viii.	Confirm the Affiliated Business Arrangement Disclosure was provided no later than three (3) Business Days of application;
ix.	Confirm the Affiliated Business Arrangement Disclosure is executed;
x.	Confirm the presence of the Initial Escrow Disclosure Statement in the mortgage loan file and proper timing;
xi.	Confirm that the creditor provided the borrower a list of homeownership counselling organizations within three (3) Business Days of application; and
xii.	Confirm that the list of homeownership counselling organizations was obtained no earlier than 30 days prior to when the list was provided to the mortgage loan applicant.

9.	ECOA: The Equal Credit Opportunity Act, as implemented by Regulation B, 12 C.F.R. Part 1002, as set forth below:

a.	Providing Appraisals and Other Valuations (12 C.F.R. 1002.14):
i.	Timing and content of the right to receive copy of appraisal disclosure;
ii.	Charging of a fee for a copy of the appraisal or other written valuation;
iii.	Timing of creditor providing a copy of each appraisal or other written valuation; and

b.	iv) With respect to a borrower that has waived the three (3) Business Day disclosure requirement, confirm that (a) the borrower has signed the waiver or other acknowledgment at least three (3) Business Days prior to consummation; and (b) that the lender has provided copies of appraisals and other written valuations at or prior to consummation.

10.	Other Provisions

a.	Texas:
i.	The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations;

b.	Fed/State/Local Predatory Lending:
i.	The disclosure requirements and prohibitions of state, county and municipal laws and ordinances with respect to “high-cost” mortgage loans, “covered” mortgage loans, “higher-priced” mortgage loans, “home” mortgage loans or any other similarly designated mortgage loan as defined under such authorities, or subject to any other laws that were enacted to combat predatory lending, as may have been amended from time to time;

c.	Prepay Penalties and Late Fees:
i.	Federal and state specific late charge and prepayment penalty provisions.

11.	Exclusions. Service Provider will not test:

a.	Loan types that are excluded from compliance with TRID:
b.	Technical formatting of disclosures.
c.	Other Post-consummation disclosures, including Escrow Closing Notice; and Mortgage servicing transfer and partial payment notices.
d.	For Loans made by an FDIC-supervised institution or servicer, extended or renewed on or after January 1, 2016, whether prohibited fees were collected prior to the initial LE being issued
e.	Whether any fee is a “bona fide” fee for third-party services
f.	Whether the loans comply with all federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above.

Data Discrepancy

As part of the Credit, Valuation and Compliance Reviews, MaxDiligence captured data from the source documents and compared it to a data tape provided by Client. MaxDiligence provided Client a Data Discrepancy Report which shows the differences between the tape data and the data captured by MaxDiligence during the diligence process.

Field Label	Loans With Discrepancy	Total Times Compared	% Variance
Final Reviewed QM Status	1	2	50.00%
Property Type	1	2	50.00%

Summary of Results

OVERALL RESULTS SUMMARY

After giving consideration to the grading criteria of the relevant NRSROs, 100% of the loans received an Overall “A” grade.

Final Loan Grades

Overall Loan Results:
Event Grade	Loan Count	Percent of Loans
A	2	100.00%
B	0	0.00%
C	0	0.00%
D	0	0.00%
Total	2	100.00%

Credit Grade Summary
Event Grade	Loan Count	Percent of Loans
A	2	100.00%
B	0	0.00%
C	0	0.00%
D	0	0.00%
Total	2	100.00%

Property Grade Summary
Event Grade	Loan Count	Percent of Loans
A	2	100.00%
B	0	0.00%
C	0	0.00%
D	0	0.00%
Total	2	100.00%

Compliance Grade Summary
Event Grade	Loan Count	Percent of Loans
A	2	100.00%
B	0	0.00%
C	0	0.00%
D	0	0.00%
Total	2	100.00%

Exception Category Summary

The table below summarizes the individual exceptions which carried an associated “A”, “B”, “C”, or “D” level exception grade. One loan may have carried more than one exception. In such cases, the exception with the lowest grade would drive the loan grade for that particular area of the review. The overall loan grade is the lowest grade for any one particular review scope (ex. a loan with a Grade of “A”, a Compliance Grade of “B”, and a Valuation Grade of “A” would receive an overall Loan Grade of “B”).

Exception Type	Exception Level Grade	Exception Category	Total
Credit	A	No Credit Findings	1
		Third Party Fraud Report not Provided	2
		Total Credit Grade (A) Exceptions	3
Property	A	Value - Value is supported within -10% of original appraisal amount	2
		Total Valuation Grade (A) Exceptions	2
Compliance	A	No Compliance Findings	1
		Other Compliance Finding	1
		Total Compliance (A) Exceptions	2

Event Grade Definitions:

Final Loan Grade
A	Loan meets Credit, Compliance, and Valuation Guidelines
B	The loan substantially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit, is in material compliance with all applicable laws and regulations, and the value and valuation methodology is supported and substantially meets published guidelines.
C	The loan does not meet the published guidelines and/or violates one material law or regulation, and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform a sufficient review.

Credit Event Grades
A	The loan meets the published guidelines without any exceptions. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
B	The loan substantially meets the published guidelines, but reasonable compensating factors were considered and documented for exceeding published guidelines. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
C	The loan does not substantially meet the published guidelines. There are not sufficient compensating factors that justify exceeding the published guidelines. The employment, income, assets or occupancy are not supported and justifiable. The borrower’s willingness and ability to repay the loan were not documented or are unreasonable.
D	There was not sufficient documentation to perform a review or the credit file was not furnished.

Compliance Event Grades
A	The loan is in compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties.
B	The loan is in material compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties.
C	The loan violates one material law or regulation. The material disclosures are absent or the legal documents do not accurately reflect the agreed upon loan terms or all required applicants did not execute the documents.
D	There was not sufficient documentation to perform a review or the required legal documents were not furnished.

Property Event Grades
A	The value is supported within 10% of the original appraisal by the AVM or there are other supporting documents in the originators loan file package (CDA, Field Review or Second Appraisal). The appraisal was performed on an "as-is" basis and the property is complete and habitable at origination. The appraiser was appropriately licensed and used GSE approved forms.
B	The value is not supported within 10% of the original appraisal by the AVM and there are no other valuation support documents in the loan file provided by the Seller. The valuation methodology substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding guidelines. The appraisal was performed on an "as-is" basis and the property is complete and habitable. The appraiser was appropriately licensed and used GSE approved forms.
C	The value is not supported within 10% of the original appraisal. The valuation methodology did not meet the published guidelines and there were not sufficient compensating factors for exceeding published guidelines. The property is in below “average” condition or the property is not complete or requires significant repairs. The appraisal was not performed on an “as is” basis. The appraiser was not appropriately licensed or did not use GSE approved forms.
D	The file was missing the appraisal or there was not sufficient valuation documentation to perform a review.

Loan ID	Customer Loan ID	Seller Loan ID	Note Date	Original Loan Amount	Last Name	Property State	Occupancy	Purpose	Originator QM Status	TPR QM Status	Exception ID	Exception Number	Exception Date	Exception Type	Exception Subcategory	Exception	Exception Remedy	Rebuttal	TPR Response	Compensating Factors	Status Update Date	Finding Status	Initial Exception Grade	Final Exception Grade	Initial Loan Grade	Final Loan Grade
1081013338	XXXXXX		XXXXXX	XXXXXX	XXXXXX	NJ	Investment	Purchase	ATR/QM: Exempt	ATR/QM: Exempt	1758349	1 of 3	2024-05-30 15:14	Credit	Third Party Fraud Report not Provided	Missing third party fraud report.		Document Uploaded. - 06/05/2024	Document provided and reviewed. Requirement resolved. - 06/05/2024		2024-06-05 14:57	Resolved	3	1	3	1
1081013338	XXXXXX		XXXXXX	XXXXXX	XXXXXX	NJ	Investment	Purchase	ATR/QM: Exempt	ATR/QM: Exempt	1758410	2 of 3	2024-05-30 15:23	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2024-05-30 15:23	Cleared	1	1	3	1
1081013338	XXXXXX		XXXXXX	XXXXXX	XXXXXX	NJ	Investment	Purchase	ATR/QM: Exempt	ATR/QM: Exempt	1769028	3 of 3	2024-05-31 21:07	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2024-05-31 21:07	Cleared	1	1	3	1
1081013339	XXXXXX		XXXXXX	XXXXXX	XXXXXX	NJ	Primary Residence	Refinance	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	1750813	1 of 4	2024-05-29 13:53	Compliance	Other Compliance Finding	The NJ Notice of Settlement, pursuant to N.J.S.A. 46:26A-11, recorded not more than 60 days before the date of recording of the Security Instrument., has not been provided.		Document Uploaded. - 06/28/2024	Documentation provided is sufficient. - 07/01/2024		2024-07-01 10:20	Resolved	3	1	3	1
1081013339	XXXXXX		XXXXXX	XXXXXX	XXXXXX	NJ	Primary Residence	Refinance	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	1752682	2 of 4	2024-05-29 16:53	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2024-05-29 16:53	Cleared	1	1	3	1
1081013339	XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	Primary Residence	Refinance	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	1763517	3 of 4	2024-05-31 07:27	Credit	Third Party Fraud Report not Provided	Missing third party fraud report. Per guidelines, All loans must include a third-party fraud detection report for all borrowers. . Report findings must cover standard areas of quality control including, but not limited to: borrower validation, social security number verification, criminal records, and property information (subject property and other real estate owned). All high-level alerts on the report must be addressed by the seller. If the seller cannot electronically access the fraud report to clear high-level alerts within the fraud provider’s system, an Underwriter’s Certification from the seller is acceptable. The Certification must address each individual high alert and explain what actions were taken to satisfy the issues. It must be signed and dated by a member of the seller’s underwriting staff or operations management personnel. File includes OFAC cleared but missing third-party fraud detection report.

																		Document Uploaded. - 06/05/2024	Documentation provided is satisfactory. Finding resolved. - 06/05/2024 Third party fraud report is provided - 06/05/2024		2024-06-05 02:12	Resolved	3	1	3	1
1081013339	XXXXXX		XXXXXX	XXXXXX	XXXXXX	NJ	Primary Residence	Refinance	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	1786152	4 of 4	2024-06-05 02:12	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			The loan meets all applicable credit guidelines. - 06/05/2024		2024-06-05 02:12	Cleared	1	1	3	1

Client	Santander
Transaction	SAN 2025-NQM1
Date	02/10/2025

Loan ID	Customer Loan ID	Seller Loan ID	Note Date	Original Loan Amount	Initial Loan Rating	Final Loan Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Valuation Rating	Final Valuation Rating	Initial Loan Grade (S&P)	Final Loan Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Valuation Grade (S&P)	Final Valuation Grade (S&P)	Initial Loan Grade (DBRS Morningstar)	Final Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Compliance Grade (DBRS Morningstar)	Final Compliance Grade (DBRS Morningstar)	Initial Valuation Grade (DBRS Morningstar)	Final Valuation Grade (DBRS Morningstar)	Initial Loan Grade (Fitch)	Final Loan Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Valuation Grade (Fitch)	Final Valuation Grade (Fitch)	Initial Loan Grade (Kroll)	Final Loan Grade (Kroll)	Initial Credit Grade (Kroll)	Final Credit Grade (Kroll)	Initial Compliance Grade (Kroll)	Final Compliance Grade (Kroll)	Initial Valuation Grade (Kroll)	Final Valuation Grade (Kroll)	Initial Loan Grade (Moody's)	Final Loan Grade (Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Valuation Grade (Moody's)	Final Valuation Grade (Moody's)
1081013338			XXXXXX	XXXXXX	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
1081013339			XXXXXX	XXXXXX	3	1	3	1	3	1	1	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A

Loan ID	Seller Loan ID	Investor Loan ID	Note Date	Original Loan Amount	Sales Price	Total Adjusted Prior Purchase Price	Primary Appraised Value	Primary Appraisal Date	Primary Appraisal Type	Value for LTV	LTV	CLTV	Loan Reviewed Property Value	Loan Reviewed Variance Amount	Loan Reviewed Variance Percent	Loan Reviewed Product Type	Loan Post-Close Reviewed Property Value	Loan Post-Close Reviewed Variance Amount	Loan Post-Close Reviewed Variance Percent	Loan Post-Close Reviewed Product Type	Second Appraisal Value	Second Appraisal Variance Amount	Second Appraisal Variance Percent	Second Appraisal Date	Second Appraisal Type	AVM Appraised Value	AVM Variance Amount	AVM Variance Percent	AVM Confidence Score	FSD Score	AVM Company Name	AVM Product Name	AVM Appraisal Date	Desk Review Appraised Value	Desk Review Variance Amount	Desk Review Variance Percent	Desk Review Company	Desk Review Risk Score	Desk Review Appraisal Date	Desk Top Appraised Value	Desk Top Variance Amount	Desk Top Variance Percent	Desk Top Company	Desk Top Appraisal Date	BPO Appraised Value	BPO Variance Amount	BPO Variance Percent	BPO Company	BPO Appraisal Date	Field Review Appraised Value	Field Review Variance Amount	Field Review Variance Percent	Field Review Company	Field Review Appraisal Date	2055 Appraised Value	2055 Variance Amount	2055 Variance Percent	2055 Company	2055 Appraisal Date	AVE/CMA Appraised Value	AVE/CMA Variance Amount	AVE/CMA Variance Percent	AVE/CMA Company	AVE/CMA Appraisal Date	Completion Report (1004D) Date	Other Appraised Value	Other Variance Amount	Other Variance Percent	Other Appraisal Date	Updated Appraised Value	Updated Variance Amount	Updated Variance Percent	Updated Company	Updated Appraisal Date	Updated Appraisal Type	Loan Collateral Advisor Risk Score	Loan Collateral Advisor Risk Score Date	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	Collateral Underwriter Risk Score	Collateral Underwriter Risk Score Date
1081013338		XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	1004 URAR	XXXXXX	74.99	74.99	XXXXXX	.00	.0000	Loan Collateral Advisor (LCA)																																																												XXXXXX	XXXXXX	Eligible
1081013339		XXXXXX	XXXXXX	XXXXXX		XXXXXX	XXXXXX	XXXXXX	1004 URAR	XXXXXX	63.64	63.64	XXXXXX	.00	.0000	Collateral Underwriter (CU)																																																															XXXXXX	XXXXXX

Loan ID	Seller Loan ID	Investor Loan ID	Loan Program	Guideline Product Name	Originator Name	Originating Entity CDFI Flag	Guideline Name	Guideline Author	Guideline Date	Guideline Version	Application Date	TILA Status	TRID	GSE	Verified Safe Harbor Flag	Verified Safe Harbor Reference Document	QM Regulation Failures	ATR QM Total Points and Fees Audit	Loan Regulation Benchmark Date	Benchmark Rate	AUS Decision System	Rating Result	Property Inspection Waiver (PIW)	Calculated APR	HUD 1 Page 1 Credits Total	Verified Qualifying Rate	Originator Qualifying Rate	Qualifying P&I	Default Interest Rate Present	Default Interest Rate	Annual Property Tax	Monthly Property Tax	Annual Insurance Costs	Monthly Insurance Cost	Annual HOA Costs	Monthly HOA Costs	Monthly Other Costs	PITIA	Residual Income	HOA Questionnaire Flag	HOA Name	HOA Address State	HOA Fee Amount	HOA Next Due Date	HOA Payment Frequency	Originator DTI	TPR Verified DTI	QM DTI	Is Borrower Non Occupant	Is Co Borrower Non Occupant	Co Borrower 2 Asset Verification Level	Co Borrower 3 Asset Verification Level	Co Borrower 2 Income Verification Level	Co Borrower 3 Income Verification Level	Co Borrower 2 Employment Verification Level	Co Borrower 3 Employment Verification Level	Borrower Employment Indicator	Co Borrower Employment Indicator	Co Borrower 2 Employment Indicator	Co Borrower 3 Employment Indicator	Co Borrower 2 Length of Employment	Co Borrower 3 Length of Employment	Document Level	Borrower Years of W2s/1099	CoBorrower Years of W2s/1099	Borrower Months of Paystubs Verified	Co Borrower Months of Paystubs Verified	Borrower Employment Gap Letter	Borrower Months of Employment Gap	Co Borrower Employment Gap Letter	Co Borrower Months of Employment Gap	Borrower Years of Personal Tax Returns	Borrower Years of Business Tax Returns	CoBorrower Years of Personal Tax Returns	CoBorrower Years of Business Tax Returns	Years of 4506T	Years of Tax Transcripts	Borrower Award/Offer Letter	Co Borrower Award/Offer Letter	Asset Depletion Flag	Partial Asset Depletion Flag	Asset Depletion Months Amortized	Asset Utilization Flag (No DTI)	Borrower Bank Statements Flag	Borrower Bank Statement Summary/Lender Worksheet	Borrower Number of Personal Bank Statements	Borrower Number of Business Bank Statements	CoBorrower Bank Statements Flag	Co Borrower Bank Statement Summary/Lender Worksheet	CoBorrower Number of Personal Bank Statements	CoBorrower Number of Business Bank Statements	Percent of Income From Statements	Borrower Business Ownership %	CoBorrower Business Ownership %	Bespoke Eligible Assets	Borrower P&L Type	Borrower Number of Months P&L	Borrower P&L Prepared By	CoBorrower P&L Type	CoBorrower P&L Prepared By	CoBorrower Number of Months P&L	Borrower CPA Letter Flag	# of Months CPA verified income	CoBorrower CPA Letter Flag	CoBorrower # of Months CPA verified income	Borrower WVOE Flag	Borrower # of Months Employment Validated WVOE	Borrower # of Months Income Validated WVOE	Borrower WVOE Form Type	CoBorrower WVOE Flag	CoBorrower # of Months WVOE	CoBorrower # of Months Income Validated WVOE	CoBorrower WVOE Form Type	DSCR Flag	TPR DSCR	Originator DSCR	Expense Letter	Income Doc Detail	Tax Return Doc Details	Property Address	Property City	Property State	Property Zip	Property County	Original Credit Report Date	Borrower 1 Credit Report Date	Borrower 2 Credit Report Date	Borrower 3 Credit Report Date	Borrower 4 Credit Report Date	Qualifying Credit Score	Third Wage Earner Original FICO Equifax	Third Wage Earner Original FICO Experian	Third Wage Earner Original FICO Transunion	Fourth Wage Earner Original FICO Equifax	Fourth Wage Earner Original FICO Experian	Fourth Wage Earner Original FICO Transunion	Most Recent Co Borrower 2 FICO	Most Recent Co Borrower 3 FICO	Updated Credit Report Flag	Updated Credit Report Date	Updated FICO Method	Primary Wage Earner Updated FICO Equifax	Primary Wage Earner Updated FICO Experian	Primary Wage Earner Updated FICO Transunion	Secondary Wage Earner Updated FICO Equifax	Secondary Wage Earner Updated FICO Experian	Secondary Wage Earner Updated FICO Transunion	Third Wage Earner Updated FICO Equifax	Third Wage Earner Updated FICO Experian	Third Wage Earner Updated FICO Transunion	Fourth Wage Earner Updated FICO Equifax	Fourth Wage Earner Updated FICO Experian	Fourth Wage Earner Updated FICO Transunion	Updated Primary Borrower FICO	Updated Co Borrower FICO	Updated Co Borrower 2 FICO	Updated Co Borrower 3 FICO	Updated Qualifying FICO	Most Recent Bankruptcy Type	Most Recent Bankruptcy Filing Date	Most Recent Bankruptcy Discharge Date	Number of Bankruptcy Events	Months Bankruptcy 7 11	Months Bankruptcy 13	Most Recent Deed in Lieu Date	Number of Deed in Lieu Events	Months Deed in Lieu	Most Recent Short Sale Date	Number of Short Sale Events	Months Short Sale (or Pre FC)	Most Recent Foreclosure Date	Number of Foreclosure Events	Months Foreclosure	Prior Mortgage/Rent Lates 30d in 0-12m	Prior Mortgage/Rent Lates 60d in 0-12m	Prior Mortgage/Rent Lates 90d in 0-12m	Prior Mortgage/Rent Lates 120d+ in 0-12m	Prior Mortgage/Rent Lates 30d in 13-24m	Prior Mortgage/Rent Lates 60d in 13-24m	Prior Mortgage/Rent Lates 90d in 13-24m	Prior Mortgage/Rent Lates 120d+ in 13-24m	Prior Mortgage/Rent Late 30d in 24m	Prior Mortgage/Rent Late 60d in 24m	Prior Mortgage/Rent Late 90d in 24m	Has ACH	Is Equity Shared Loan	Subordinate Lien Type	Subordinate Lien Max Draw Amount (HELOC)	Is Shared Appreciation Mortgage	Borrower Originator Citizenship Designation	Borrower Verified Citizenship Designation	Borrower Individual Tax Identification Number (ITIN)?	Borrower Photo Identification Type	Borrower Photo Identification Other Type	Borrower Photo ID State of Issuance	Borrower Photo ID Country of Issuance	Borrower Photo ID Expiration Date	Borrower Passport Country of Origin	Borrower Passport Expiration Date	Borrower Non-US Citizen Identification Document	Borrower Date of Resident Since/Valid Date	Borrower Non-US Document Expiration Date	Co Borrower Originator Citizenship Designation	Co Borrower Verified Citizenship Designation	Co Borrower Individual Tax Identification Number (ITIN)?	Co Borrower Photo Identification Type	Co Borrower Photo Identification Other Type	Co Borrower Photo ID State of Issuance	Co Borrower Photo ID Country of Issuance	Co Borrower Photo ID Expiration Date	Co Borrower Passport Country of Origin	Co Borrower Passport Expiration Date	Co Borrower Non-US Citizen Identification Document	Co Borrower Date of Resident Since/Valid Date	Co Borrower Non-US Document Expiration Date	Co Borrower 2 Originator Citizenship Designation	Co Borrower 2 Verified Citizenship Designation	Co Borrower 2 Individual Tax Identification Number (ITIN)?	Co Borrower 2 Photo Identification Type	Co Borrower 2 Photo Identification Other Type	Co Borrower 2 Photo ID State of Issuance	Co Borrower 2 Photo ID Country of Issuance	Co Borrower 2 Photo ID Expiration Date	Co Borrower 2 Passport Country of Origin	Co Borrower 2 Passport Expiration Date	Co Borrower 2 Non-US Citizen Identification Document	Co Borrower 2 Date of Resident Since/Valid Date	Co Borrower 2 Non-US Document Expiration Date	Co Borrower 3 Originator Citizenship Designation	Co Borrower 3 Verified Citizenship Designation	Co Borrower 3 Individual Tax Identification Number (ITIN)?	Co Borrower 3 Photo Identification Type	Co Borrower 3 Photo Identification Other Type	Co Borrower 3 Photo ID State of Issuance	Co Borrower 3 Photo ID Country of Issuance	Co Borrower 3 Photo ID Expiration Date	Co Borrower 3 Passport Country of Origin	Co Borrower 3 Passport Expiration Date	Co Borrower 3 Non-US Citizen Identification Document	Co Borrower 3 Date of Resident Since/Valid Date	Co Borrower 3 Non-US Document Expiration Date	Property Rights	Leasehold Lease Expiration Date	Buydown Flag	Assumable Mortgage Flag	Foreign National Alternative Credit Documentation	Liquid / Cash Reserves (ASF)	Months Liquid Reserves	Total Assets Available for Reserves	Months Reserves	Blanket Mortgage Flag	Qualifying HCLTV	Condo Warrantability Flag	E-Note Flag	O&E in lieu of Title Insurance	Business Purpose Flag	Borrower Note Executed As	Co Borrower Note Executed As	Co Borrower 2 Note Executed As	Co Borrower 3 Note Executed As
1081013338		XXXXXX	XXXXXX	XXXXXX	XXXXXX	No	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	ATR/QM: Exempt	No	No	No	N/A	N/A				Manual Underwriting	Manual Underwriting	No			10.250%	8.250%	XXXXXX	No		XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	N/A	XXXXXX	NJ	XXXXXX	XXXXXX	Monthly	20.34%	19.54%	19.54%	Yes								Self-Employed						12 Month Bank Statement	0	0	NA	NA	N/A	0	N/A	0	0	0	0	0	0	0	NA	NA	No	No	0	No	Yes	Yes	0	12	No	N/A	0	0	100.00%	100.00%			N/A	0	N/A	N/A	N/A	0	Yes	0	No	0	NA	0	0	N/A	NA	0	0	N/A	No	0	0.0		Borrower - SESoleProprietor, Other REO Net Rental Income(Loss), Subject Property Net Rental Income(Loss) if NOO - CPA Letter Verified, Business Bank Statements Verified - 2023, 2024	Borrower - 2023, 2024	XXXXXX	XXXXXX	NJ	XXXXXX	XXXXXX	XXXXXX	XXXXXX				723									No																				NA			0				0			0			0		0	0.0	0.0	0.0	0	0	0	0	0	0	0	Unknown	No			No	Permanent Resident Alien	Permanent Non-US Citizen	N/A	Real ID Driver's License		XXXXXX	XXXXXX	XXXXXX			Work Visa		XXXXXX																																								Fee Simple		No	No	N/A	XXXXXX	102.5	XXXXXX	102.5	No	74.99	N/A	No	No	Yes	Borrower As Individual	N/A	N/A	N/A
1081013339		XXXXXX	XXXXXX	XXXXXX	XXXXXX	No	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	Yes	No	No	N/A	APOR Threshold	10500.00	XXXXXX	7.500%	Manual Underwriting	Manual Underwriting	No	9.121%		9.375%	8.250%	XXXXXX	No		XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	N/A	XXXXXX	NJ	XXXXXX		Monthly	20.49%	20.55%	20.98%	No								Self-Employed						12 Month Bank Statement	0	0	NA	NA	N/A	0	N/A	0	0	0	0	0	3	0	NA	NA	No	No	0	No	Yes	Yes	0	12	No	N/A	0	0	89.64%	100.00%			N/A	0	N/A	N/A	N/A	0	Yes	0	No	0	NA	0	0	N/A	NA	0	0	N/A	No	0	0.0		Borrower - SECorporation, Other REO Net Rental Income(Loss) - CPA Letter Verified, 3 YRS Executed 4506T Verified, Business Bank Statements Verified - 2023, 2024	Borrower - 3 YRS Executed 4506T Verified - 2023, 2024	XXXXXX	XXXXXX	NJ	XXXXXX	XXXXXX	XXXXXX	XXXXXX				723									No																				NA			0				0			0			0		0	0.0	0.0	0.0	0	0	0	0	0	0	0	Unknown	No			No	Permanent Resident Alien	Permanent Non-US Citizen	N/A	Real ID Driver's License		XXXXXX	XXXXXX	XXXXXX			Work Visa		XXXXXX																																								Fee Simple		No	No	N/A	XXXXXX	0.0	XXXXXX	103.4	No	63.64	N/A	No	No	No	Borrower As Individual	N/A	N/A	N/A

Loan ID	Seller Loan ID	Investor Loan ID	Seller Name	Loan Program	Documentation Type	Executed NOO Docs in File	Lease In Place Flag	Actual In Place Rent	Third Party Market Rent Estimate	Third Party Rent Source	Actual Short Term Rent Amount	Actual Short Term Rent Source	Short Term Rent Number of Months	Short Term Rental Occupancy Factor	Rental Income Used for Property DSCR Calculation	Rental Source for Property DSCR Calculation	DSCR Calculation Based On Short Rental Income Flag	Property DTI	Originator DSCR	TPR DSCR	PITIA	Gross Rental Income Unit 1	Lease End Date Unit 1	Lease Term Unit 1	Gross Rental Income Unit 2	Lease End Date Unit 2	Lease Term Unit 2	Gross Rental Income Unit 3	Lease End Date Unit 3	Lease Term Unit 3	Gross Rental Income Unit 4	Lease End Date Unit 4	Lease Term Unit 4	Gross Rental Income Unit 5	Lease End Date Unit 5	Lease Term Unit 5	Gross Rental Income Unit 6	Lease End Date Unit 6	Lease Term Unit 6	Gross Rental Income Unit 7	Lease End Date Unit 7	Lease Term Unit 7	Gross Rental Income Unit 8+	Rent Loss Insurance	Rent Loss Insurance Amount	Fee Amount	Acquisition Cost	Renovation Cost	Effective Gross Income	Turnover Costs	Repairs and Maintenance	Marketing and Leasing Costs	Utilities	Other Costs	Cap Ex Reserve	Section 8	Blanket Mortgage/Cross Collateral Flag	Number of Years Property Owned	Number of Mortgaged Properties With Lender	Number of Properties Securing Loan	Foreign National Alternative Credit Documentation	Months Reserves	Loan Closed in the name of Business Entity	Vested Business Entity Name	Vested Business Entity Type	Qualifying Primary Borrower Type	Qualifying Primary Borrower First Name	Qualifying Primary Borrower Last Name	Qualifying CoBorrower Type	Qualifying CoBorrower First Name	Qualifying CoBorrower Last Name	Qualifying CoBorrower 2 Type	Qualifying CoBorrower 2 First Name	Qualifying CoBorrower 2 Last Name	Qualifying CoBorrower 3 Type	Qualifying CoBorrower 3 First Name	Qualifying CoBorrower 3 Last Name	Non-Qualifying Guarantor 1 First Name	Non-Qualifying Guarantor 1 Last Name	Non-Qualifying Guarantor 1 Citizenship	Non-Qualifying Guarantor 1 Country Name	Non-Qualifying Guarantor 2 First Name	Non-Qualifying Guarantor 2 Last Name	Non-Qualifying Guarantor 2 Citizenship	Non-Qualifying Guarantor 2 Country Name	Personal Guaranty	Total Number of Guarantors	Personal Guaranty Recourse Level	Business Entity EIN
1081013338		XXXXXX	XXXXXX	XXXXXX	12 Month Bank Statement	Present	No										No		0.0	0	XXXXXX																							Yes	XXXXXX		XXXXXX	XXXXXX									No	0.0	1	1		102.51	No			Vested Individual	XXXXXX	XXXXXX																			0

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
1081013338		XXXXXX	Property Type	PUD	Single Family Attached	PUD verified with appraisal and PUD rider in loan file
1081013338		XXXXXX	Final Reviewed QM Status	ATR/QM: Exempt	Non-QM: Lender documented all ATR UW factors	Business purpose loan, not subject to QM/ATR